Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Fair Value and Carrying Value of Assets and Liabilities Measured on Recurring and Non-recurring Basis

The following table includes the estimated fair value, carrying value and categorization using the fair value hierarchy of those assets and liabilities that are measured at their estimated fair value on a recurring and non-recurring basis, as well as certain financial instruments that are not measured at fair value.

		December 31, 2012		December 31, 2011
	Fair Value Hierarchy Level	Carrying Amount Asset/ (Liability) $	Fair Value Asset/ (Liability) $	Carrying Amount Asset/ (Liability) $	Fair Value Asset/ (Liability) $
Recurring:
Cash and cash equivalents	Level 1	26,341	26,341	18,566	18,566
Derivative instruments
Interest rate swap agreements	Level 2	(33,631)	(33,631)	(37,597)	(37,597)

Non-recurring:
Vessels and equipment (note 18a)	Level 2	252,068	252,068	67,893	67,893
Vessel held for sale (note 18a)	Level 2	9,114	9,114	—	—

Other
Investment in term loans and interest receivable	Level 3	119,385	117,784	118,598	120,222
Loan to joint venture	Note (1)	9,830	Note (1)	9,830	Note (1)
Long-term debt, including current portion	Level 2	(735,701)	(648,724)	(908,730)	(811,617)

(1)	The Company’s loan to the joint venture, together with the Company’s equity investment in the joint venture, form the aggregate carrying value of the Company’s interest in an entity accounted for by the equity method in these consolidated financial statements. The fair value of the individual components of such aggregate interest is not determinable.